Segmented Reporting (Details 1) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Cash and cash equivalents	$ 9,793,253	$ 22,437,086
Amounts receivable	193,471	17,007
Prepaid expenses	96,792	52,974
Property, plant and equipment	18,652,394	4,337,161
Total assets	29,297,860	26,919,591
Canada [Member]
Statement [Line Items]
Cash and cash equivalents	9,641,083	22,422,783
Amounts receivable	491,373	92,344
Deposit	181,161
Prepaid expenses	90,873	52,428
Property, plant and equipment	17,406,001	713,197
Total assets	27,810,491	23,280,752
Mauritius [Member]
Statement [Line Items]
Cash and cash equivalents	61,010	1,130
Amounts receivable	21,653	0
Deposit	0
Prepaid expenses	0	0
Property, plant and equipment	1,407	0
Total assets	84,070	1,130
Madagascar [Member]
Statement [Line Items]
Cash and cash equivalents	91,160	13,173
Amounts receivable	61,234	26
Deposit	0
Prepaid expenses	5,919	546
Property, plant and equipment	1,244,986	3,623,964
Total assets	1,403,299	3,637,709
Total [Member]
Statement [Line Items]
Cash and cash equivalents	9,793,253	22,437,086
Amounts receivable	574,260	92,370
Deposit	181,161
Prepaid expenses	96,792	52,974
Property, plant and equipment	18,652,394	4,337,161
Total assets	$ 29,297,860	$ 26,919,591